RiverSource®
RAVA 5 Choice® Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY) 20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251
ameriprise.com/variableannuities
Service Center:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
70500 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-541-2251 ameriprise.com/variableannuities
Updating Summary Prospectus
April 29, 2022
The Prospectus for the RAVA 5 Choice variable annuity contract (the Contract) ), an individual flexible premium deferred combination fixed/variable annuity issued by RiverSource Life Insurance Co. of New York (“RVS Life of NY”, “we”, “us” and “our”) is available and contains more information about the Contract, including its features, benefits and risks. You can find the current prospectus and other information about the Contract online at riversource.com/annuities. You can also obtain this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus    1

2    RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus

Key Terms
These terms can help you understand details about your Contract.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time. The contract value is the sum of the contract value in the Special DCA Fixed Account and contract value in the Variable Account.
Contract year: A period of 12 months, starting on the effective date of your Contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the Special DCA fixed account. Premiums you allocate to this account earn interest at rates that we declare periodically.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your Contract.
RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.
Service Center: Our department that processes all transaction and service requests for the Contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Subaccount: A division of the Variable Account, each of which invests in one Fund.
Variable account: Refers to the RiverSource of New York Variable Annuity Account, a Separate account established to hold Contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.

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Important Information You Should Consider About the Contract
	FEES AND EXPENSES			Location in Statutory Prospectus
Charges for Early Withdrawals	If you withdraw money during the first 7 contract years, you may be assessed a surrender charge of up to 7% of the purchase payments withdrawn.
	For example, if you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment.			Fee Table and Examples Charges– Surrender Charge
Transaction Charges	We do not assess any transaction charges.
Ongoing Fees and Expenses (annual charges)	The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)(varies by Contract duration and size of Contract value)	1.22%	1.22%
	Fund options (Funds fees and expenses)(2)	0.38%	2.21%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	2.00%
(1) As a percentage of average daily contract value in the Variable Account. Includes the Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily contract value in the Variable Account. The Maximum is a percentage of the greater of Contract Value or Minimum Contract Accumulation Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
	Lowest Annual Cost: $1,418	Highest Annual Cost: $3,930
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract features and Fund fees and expenses
• No optional benefits
• No sales charge
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Contract features, optional benefits and Fund fees and expenses
• No additional purchase payments, transfers or withdrawals
• No sales charge
RISKS
Risk of Loss	You can lose money by investing in this Contract including loss of principal.			Principal Risks

4     RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus

	RISKS	Location in Statutory Prospectus
Not a Short-Term Investment	• The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• The Contract has surrender charges that may apply for the first seven years. The surrender charges may reduce the value of your Contract if you withdraw money during the surrender charge period. Surrenders may also reduce or terminate Contract guarantees.
	• The benefits of tax deferral, long-term income, and optional living benefit guarantees mean the Contract is generally more beneficial to investors with a long term investment horizon.	Principal Risks Charges– Surrender Charge
Risks Associated with Investment Options	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
• Each investment option, including the Fixed Account has its own unique risks.
	• You should review the investment options before making any investment decisions.	Principal Risks The Variable Account and the Funds The Fixed Account
Insurance Company Risks	An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Variable Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.	Principal Risks The General Account
RESTRICTIONS
Investments	• Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the annuitization start date, and once per contract year after the annuitization start date.
• We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
	• We reserve the right to add, remove or substitute Funds. We also reserve the right, upon notification to you, to close or restrict any Funds.	Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments Optional Benefits — Investment Allocation Restrictions for Certain Benefit Riders

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	RESTRICTIONS	Location in Statutory Prospectus
Optional Benefits	• Certain optional benefits limit or restrict the investment options you may select under the Contract. If you later decide you do not want to invest in those approved investment options, you must request a full surrender.
• Certain optional benefits may limit subsequent purchase payments.
• Withdrawals in excess of the amount allowed under certain optional benefits may substantially reduce the benefit or even terminate the benefit.	Buying Your Contract —Purchase Payments
Optional Benefits — Investment Allocation Restrictions for Certain Benefit Riders
Optional Benefits – Important SecureSource Series Rider Considerations
Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract
TAXES
Tax Implications	• Consult with a tax advisor to determine the tax implications of an investment in the Contract.
• If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
	• Earnings under your Contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.	Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.	About the Service Providers
Exchanges	If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.	Buying Your Contract – Contract Exchanges

6     RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus

Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
CONTRACT FEATURES
•	Effective on April 30, 2022, the RAVA 5 Choice contracts are no longer available for purchase.
•	Commencing with contract applications signed on or after Jan. 1, 2022, the SecureSource Core 2/ SecureSource 5/ SecureSource 5 Plus riders are no longer available for sale.
•	Effective on May 24, 2021, no additional purchase payments are allowed for contracts with application sign dates before 3/30/2020 with the following SecureSource riders: SecureSource Stages 2, SecureSource 3, SecureSource 4, SecureSource 4 Plus, SecureSource Core and SecureSource Core Plus subject to certain exceptions. See “Buying Your Contract” for more information.
•	In the Income Guide Program section, the Prudent Income Percentages assumptions for the average annual returns and the probability of success have been updated. See “The Income Guide Program” for more information.
UNDERLYING FUNDS
•	Effective May 27, 2021, on behalf of the BlackRock Global Allocation V.I. Fund added a BlackRock (Singapore) Limited (“BRS”) as a sub-adviser of the Fund.
•	On November 1, 2021, Wells Fargo & Company (Wells Fargo) closed a transaction whereby Wells Fargo Asset Management (“WFAM”) was sold to a holding company affiliated with the private funds of GTCR LLC and Reverence Capital Partners, L.P. and will no longer be an entity of Wells Fargo. As part of the transaction, Wells Fargo Funds Management, LLC and Wells Capital Management, LLC changed their names to Allspring Funds Management, LLC and Allspring Global Investments, LLC.
•	Effective Nov. 1, 2021, the following fund name changes were approved:

Former Fund Name	New Fund Name
Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund
Wells Fargo VT Small Cap Growth Fund	Allspring VT Small Cap Growth Fund

•	Effective April 22, 2022, the CTIVP® Allspring Short Duration Government Fund has been liquidated.
•	Effective on or about March 15, 2022, the Morgan Stanley VIF Discovery Portfolio will recommence offering Class I and Class II shares.

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Appendix A: Funds Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. Depending on the optional benefits you choose, you may not be able to invest in certain funds.   See "Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract"
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1] AllianceBernstein L.P.	1.07% [2]	9.28%	6.94%	6.04%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	28.65%	25.78%	20.52%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00% [2]	24.78%	17.29%	14.94%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.17%	7.64%	22.00%	16.23%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio: Class III ALPS Advisors, Inc.	1.30% [2]	37.77%	(0.04%)	-
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value, Class II American Century Investment Management, Inc.	0.88% [2]	24.28%	9.39%	11.88%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, sub-adviser.	1.00% [2]	6.42%	9.71%	7.68%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	1.00%	17.47%	10.51%	10.04%

8     RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.88%	17.58%	10.61%	10.17%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00% [2]	(1.55%)	0.80%	-
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93% [2]	22.00%	14.16%	-
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.92%	13.85%	12.75%	12.91%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.96% [2]	0.90%	8.72%	8.27%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	1.01%	7.16%	6.66%	-
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.37% [2]	33.31%	16.09%	5.72%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Global Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.91% [2]	4.59%	2.68%	0.99%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70% [2]	0.24%	0.67%	0.34%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.91% [2]	6.31%	7.11%	6.40%

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Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89% [2]	5.67%	6.77%	6.16%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.74%	12.28%	5.81%	4.53%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.96%	34.41%	17.66%	15.48%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50%	17.74%	14.58%	13.24%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.38%	17.85%	14.73%	13.38%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70% [2]	5.57%	3.99%	2.68%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.75%	17.07%	8.58%	-
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.03%	8.83%	6.19%	4.96%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	6.81%	11.29%	11.15%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) (previously Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)) Columbia Management Investment Advisers, LLC	1.09% [2]	35.08%	16.72%	11.67%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08% [2]	7.25%	9.44%	9.53%

10     RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10% [2]	8.92%	7.27%	8.76%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93% [2]	6.62%	6.16%	5.03%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%	4.85%	3.66%	2.56%
Seeks to provide shareholders with a high level of current income.	CTIVP ® - American Century Diversified Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.74%	8.24%	4.81%	3.85%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP ® - BlackRock Global Inflation-Protected Securities Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.85% [2]	8.97%	5.28%	4.22%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP ® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.05%	(5.18%)	4.52%	5.45%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - MFS® Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.	0.93% [2]	3.33%	9.90%	10.60%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Morgan Stanley Advantage Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.	0.92%	75.49%	25.50%	17.60%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Principal Blue Chip Growth Fund (Class 2) (previously CTIVP® - Loomis Sayles Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.93%	31.61%	18.72%	15.61%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP ® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.93%	2.47%	9.13%	8.83%

RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus    11

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP ® - TCW Core Plus Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.73%	8.67%	4.43%	3.15%
Seeks to provide shareholders with long-term growth of capital.	CTIVP ® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.05%	7.80%	11.50%	11.07%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.09%	27.18%	17.13%	13.42%
Seeks to provide total return.	Delaware Ivy VIP Asset Strategy, Class II (previously Ivy VIP Asset Strategy, Class II) Ivy Investment Management Company	0.87% [2]	10.44%	11.36%	8.01%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class B3 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	1.26%	12.35%	5.59%	3.89%
Seeks long-term capital appreciation.	Fidelity ® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.85%	27.51%	19.87%	16.35%
Seeks long-term growth of capital.	Fidelity ® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.86%	25.31%	13.32%	13.00%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity ® VIP Strategic Income Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.91%	3.44%	5.11%	4.47%

12     RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 2 Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.91%	25.37%	9.94%	12.13%
Seeks long-term growth of capital.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares[3] Goldman Sachs Asset Management, L.P.	1.40% [2]	4.66%	3.42%	-
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares Invesco Advisers, Inc.	1.13% [2]	9.26%	7.18%	5.99%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.03%	15.17%	17.88%	13.96%
Seeks total return	Invesco V.I. Global Strategic Income Fund, Series II Shares Invesco Advisers, Inc.	1.12% [2]	(3.56%)	2.15%	2.90%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.09%	22.26%	13.46%	14.40%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio: Service Shares Janus Henderson Investors US LLC	0.86%	16.91%	14.10%	11.53%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio: Service Shares Janus Henderson Investors US LLC	0.82% [2]	(1.11%)	3.98%	3.43%

RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus    13

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Janus Henderson Research Portfolio: Service Shares Janus Henderson Investors US LLC	0.85%	20.05%	21.68%	17.16%
Seeks long-term capital appreciation.	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares[1] Lazard Asset Management, LLC	1.06% [2]	11.94%	8.40%	-
Seeks total return.	MFS ® Utilities Series - Service Class Massachusetts Financial Services Company	1.03% [2]	13.82%	11.61%	9.65%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05% [2]	(11.19%)	36.85%	20.11%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.16%	23.16%	15.43%	14.11%
Seeks long-term growth of capital and income generation.	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.06% [2]	17.94%	7.91%	-
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class[3] Pacific Investment Management Company LLC (PIMCO)	1.34% [2]	16.04%	8.45%	5.91%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class[3] Pacific Investment Management Company LLC (PIMCO)	1.21% [2]	12.60%	10.59%	6.03%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.75%	(1.36%)	3.83%	3.33%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2 Franklin Advisers, Inc.	0.76% [2]	(4.99%)	(0.94%)	1.13%

14     RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45% [2]	(14.01%)	9.25%	-
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.04%	14.99%	9.99%	8.41%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.89%	9.30%	5.47%	4.50%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.04%	7.79%	-	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.99%	9.79%	-	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.95%	8.12%	5.56%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	9.15%	6.44%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.02%	11.30%	8.08%	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	10.37%	7.38%	-
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.95%	12.86%	7.96%	6.61%

RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus    15

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.99%	14.03%	9.00%	7.51%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.92%	11.00%	6.68%	5.54%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.72%	7.97%	4.26%	3.54%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93%	16.73%	12.22%	10.54%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.05%	10.96%	5.24%	4.28%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.12% [2]	22.30%	8.80%	6.58%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.09% [2]	(4.14%)	3.89%	1.50%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.	1.10% [2]	38.43%	14.96%	11.30%

16     RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.11% [2]	3.99%	7.52%	6.81%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.94%	5.87%	-	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.93%	4.80%	-	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.93%	5.53%	-	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class II Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.	1.07%	1.04%	5.10%	5.53%
[1]	This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
[2]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
[3]	This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.

RiverSource RAVA 5 Choice Variable Annuity NY — Summary Prospectus    17

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The prospectus and Statement of Additional Information (SAI) include additional information about the Contract. The prospectus and SAI, dated the same date as this summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy of the prospectus, SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.
Reports and other information about RiverSource of New York Variable Annuity Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier: 333-229361
©2008-2022 RiverSource Life Insurance Company. All rights reserved.
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
USP9100_12_A01_(4/22)